REVENUE AND EXPENSES (Details 5) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finance income/(cost), net	€ 342	€ 603	€ 1,815
Exchange rate impact	(5,027)	(6,519)	(1,618)
Argentina Hyperinflation Impact	3,249	8,990	5,292
Decrease/(Increase) in Fair Value of Public Warrants (Note 11)	(719)	(3,310)	890
Lease finance interest under IFRS 16 (Note 6)	(188)	(105)
Short term investment gain	25	1,382	1,020
Related parties debt restructuring			(1,573)
Others	(108)
Total	€ (2,426)	€ 1,041	€ 5,826